PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 13 PROPERTY, PLANT AND EQUIPMENT

a)        Property, plant and equipment as of December 31, 2017 and 2016 were as follows:

	Useful life	Remaining depreciation	Net Balance as of January 1, 2017	Gross Balance	Accumulated depreciation	Net Balance
Item	years	years	MCh$	MCh$	MCh$	MCh$
Land and building	25	16	78,034	118,481	(35,330)	83,151
Equipment	5	1	25,997	65,018	(39,858)	25,160
Other	8	3	17,012	50,773	(28,505)	22,268
- Furniture			8,418	27,860	(17,503)	10,357
- Leasing assets			50	28	(28)	—
- Others			8,544	22,885	(10,974)	11,911
Total			121,043	234,272	(103,693)	130,579

	Useful life	Remaining depreciation	Net Balance as of January 1, 2016	Gross Balance	Accumulated depreciation	Net Balance
Item	years	years	MCh$	MCh$	MCh$	MCh$
Land and building	25	17	16,778	107,989	(29,955)	78,034
Equipment	5	2	6,724	62,007	(36,010)	25,997
Other	8	4	10,468	42,726	(25,714)	17,012
- Furniture			1,011	26,513	(18,095)	8,418
- Leasing assets			—	338	(288)	50
- Others			9,457	15,875	(7,331)	8,544
Total			33,970	212,722	(91,679)	121,043

The useful lives have been determined based on our expected use considering the quality of the original construction, the environment in which the assets are located, the quality and degree of maintenance carried out, and appraisals performed by external specialists who are independent of the Bank that have been taken into consideration by management to determine the useful lives of our buildings.

b)        The movement of property, plant and equipment for the periods ended December 31, 2017 and 2016:

	Landing and Building	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	107,989	62,007	42,726	212,722
Purchases	27,125	7,853	9,274	44,252
Sales/Retirements	(12,636)	(2,241)	(952)	(15,829)
Exchange differences	(3,997)	(2,601)	(275)	(6,873)
Balances as of December 31, 2017	118,481	65,018	50,773	234,272

	Landing and Building	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	18,808	15,876	31,533	66,217
Integration Itaú Corpbanca	75,797	42,354	21,629	139,780
Purchases	11,002	7,091	5,306	23,399
Sales/Retirements	(13,206)	(3,423)	(283)	(16,912)
Exchange differences	170	110	29	309
Others	15,418	(1)	(15,488)	(71)
Balances as of December 31, 2016	107,989	62,007	42,726	212,722

c)   Movements of accumulated depreciation of property, plant and equipment as of December 31, 2017 and 2016, are detailed as follows:

	Landing and Building	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	(29,955)	(36,010)	(25,714)	(91,679)
Depreciation	(7,218)	(8,054)	(4,098)	(19,370)
Sales and retirements	—	2,178	481	2,659
Exchange Differences	1,843	2,055	826	4,724
Impairment (Note 30)	—	(27)	—	(27)
Balances as of December 31, 2017	(35,330)	(39,858)	(28,505)	(103,693)

	Landing and Building	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	(2,030)	(9,152)	(21,065)	(32,247)
Integration Itaú Corpbanca	(13,855)	(24,500)	(11,210)	(49,565)
Depreciation	(5,047)	(5,281)	(3,506)	(13,834)
Sales and retirements	732	3,006	259	3,997
Exchange Differences	(52)	(84)	(38)	(174)
Impairment (Note 30)	—	(351)	—	(351)
Others	(9,703)	352	9,846	495
Balances as of December 31, 2016	(29,955)	(36,010)	(25,714)	(91,679)

d)   As of December 31, 2017 and 2016, the Bank held operating lease contracts that cannot be unilaterally terminated. The future payment information is detailed as follows:

Future Operating Lease Payments Land, Buildings and Equipment

	Up to one year	From one to five years	Over five years	Total
	MCh$	MCh$	MCh$	MCh$
As of December 31, 2017	23,021	76,949	103,195	203,165
As of December 31, 2016	24,599	100,482	15,900	140,981

e)   As of December 31, 2017 and 2016, the Bank held finance lease contracts that cannot be rescinded or unilaterally terminated. The future payment information is detailed as follows:

Future Financial Leasing Payments Land, Buildings and Equipment

	Up to one year	From one to five years	Over five years	Total
	MCh$	MCh$	MCh$	MCh$
As of December 31, 2017	9,078	43,730	43,730	96,538
As of December 31, 2016	46,540	189,623	47,406	283,569

f)   As of December 31, 2017 and 2016, the Bank and its subsidiaries had no restrictions on property, plant and equipment. In addition, no property, plant and equipment had been given in guarantee for compliance of any obligations. There are also no amounts owed by the Bank on property, plant and equipment as of the aforementioned dates.